Income Taxes - Reconciliation of Income Taxes Calculated at Statutory Rate (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Abstract]
Earnings (Loss) From Continuing Operations Before Income Tax	CAD 2,216	CAD (802)		CAD 890
Canadian Statutory Rate	27.00%	27.00%		26.10%
Expected Income Tax Expense (Recovery) From Continuing Operations	CAD 598	CAD (217)		CAD 232
Effect of Taxes Resulting From:
Foreign Tax Rate Differential	(17)	(46)		(41)
Non-Taxable Capital (Gains) Losses	(148)	(26)		137
Non-Recognition of Capital (Gains) Losses	(118)	(26)		135
Adjustments Arising From Prior Year Tax Filings	(41)	(46)		(55)
(Recognition) of Previously Unrecognized Capital Losses	(68)			(149)
(Recognition) of U.S. Tax Basis				(415)
Change in Statutory Rate	(275)			114
Non-Deductible Expenses	(5)	5		7
Other	22	13		11
Tax Expense (Recovery) From Continuing Operations	CAD (52)	CAD (343)	[1]	CAD (24)	[1]
Effective Tax Rate	(2.30%)	42.80%		(2.70%)

[1]	The comparative periods have been restated to reflect discontinued operations as discussed in Notes 1 and 11.